CONSOLIDATED STATEMENTS OF CASH FLOWS - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Income before income tax	₱ 33,021	₱ 32,336	₱ 22,815
Adjustments for:
Depreciation and amortization (Notes 9 and 10)	47,480	39,656	47,240
Interest on loans and other related items – net (Note 5)	8,736	7,275	6,783
Asset impairment (Note 5)	7,646	4,833	8,065
Amortization of intangible assets (Notes 5 and 15)	2,496	758	892
Equity share in net losses of associates and joint ventures (Notes 5 and 11)	2,328	1,535	87
Pension benefit costs (Notes 5 and 26)	2,218	1,018	1,855
Incentive plan (Notes 5 and 26)	1,134	638	208
Accretion on lease liabilities (Notes 5, 10 and 29)	1,125	1,061
Investment derecognized (Note 12)	599
Losses (gains) on derivative financial instruments – net (Notes 5 and 28)	378	284	(1,086)
Accretion on financial liabilities (Notes 5 and 21)	146	122	145
Impairment of investments (Note 11)	60	34	172
Interest income (Note 5)	(1,210)	(1,745)	(1,943)
Foreign exchange losses (gains) – net (Notes 5 and 28)	(1,488)	(424)	771
Losses (gains) on disposal of property and equipment (Note 9)	(3,369)	88	(12)
Gains on disposal of investments in subsidiaries – net (Note 11)			(144)
Gains on deconsolidation of subsidiary (Notes 5 and 11)			(12,054)
Others	(3,466)	696	(1,076)
Operating income before changes in assets and liabilities	97,834	88,165	72,718
Decrease (increase) in:
Prepayments	(18,894)	(28,898)	(4,318)
Contract assets	160	337	390
Trade and other receivables	(585)	(1,560)	(12,175)
Other financial and non-financial assets	324	(198)
Inventories and supplies	(1,017)	12	26
Increase (decrease) in:
Customers’ deposits	166	12	(250)
Pension and other employee benefits	(249)	(7,965)	(5,733)
Other noncurrent liabilities	5,220	(1,559)	(11)
Accounts payable	(2,813)	18,768	7,729
Accrued expenses and other current liabilities	7,178	4,375	5,184
Net cash flows generated from operations	87,324	71,489	63,560
Income taxes paid	(2,248)	(2,097)	(2,444)
Net cash flows from operating activities	85,076	69,392	61,116
CASH FLOWS USED IN INVESTING ACTIVITIES
Interest received	1,106	1,723	1,115
Proceeds from:
Disposal of property and equipment (Note 9)	5,830	224	345
Maturity of short-term investments	4,375	1,415	6,102
Collection of notes receivable	2,534	1,771	11,707
Disposal of financial assets at fair value through profit or loss (Note 12)	2,020	1,023	11,643
Dividends received (Note 11)	316
Redemption of investment in debt securities (Note 13)	150		105
Disposal of investment properties (Note 14)		11
Disposal of investments in associates and joint ventures (Note 11)			1,710
Payments for:
Acquisition of investments in associates and joint ventures (Note 11)	(579)	(20)	(111)
Purchase of investment in debt securities (Note 13)	(1,194)
Interest capitalized to property and equipment (Notes 5 and 9)	(1,597)	(1,455)	(1,524)
Purchase of short-term investments	(5,147)	(572)	(5,992)
Purchase of property and equipment (Note 9)	(76,503)	(88,246)	(47,247)
Acquisition of investments in subsidiaries – net of cash acquired		(80)	(2,814)
Acquisition of intangible assets (Note 15)			(21)
Net additions to right-of-use assets (Note 10)		(145)
Decrease (increase) in other financial and non-financial assets	20	35	(72)
Net cash flows used in investing activities	(68,669)	(84,316)	(25,054)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Availments of long-term debt (Notes 21 and 29)	61,271	37,500	20,500
Availments of short-term debt (Note 21)	10,000
Derivative financial instruments (Notes 28 and 29)			886
Payments for:
Distribution charges on perpetual notes (Note 20)	(236)	(236)	(236)
Derivative financial instruments (Notes 28 and 29)	(430)	(50)
Debt issuance costs (Notes 21 and 29)	(927)	(195)	(38)
Obligations under lease liabilities (Notes 10 and 29)	(5,781)	(5,399)
Interest – net of capitalized portion (Notes 5, 21 and 29)	(8,348)	(7,143)	(6,614)
Short-term debt (Note 21)	(10,000)
Cash dividends (Notes 20 and 29)	(16,721)	(15,592)	(13,928)
Long-term debt (Notes 21 and 29)	(28,365)	(20,494)	(18,740)
Decrease (increase) in treasury shares under employee benefit trust		(4)	26
Net cash flows from (used in) financing activities	463	(11,613)	(18,144)
NET EFFECT OF FOREIGN EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(1,002)	(748)	831
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	15,868	(27,285)	18,749
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR (Note 16)	24,369	51,654	32,905
CASH AND CASH EQUIVALENTS AT END OF THE YEAR (Note 16)	₱ 40,237	₱ 24,369	₱ 51,654